COMMITMENTS AND CONTINGENCIES - Capital and other commitment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Property, plant and equipment	¥ 42,185	¥ 89,029